Subsequent Events - Additional Information (Detail)				3 Months Ended
	Oct. 06, 2022 shares	Aug. 01, 2022 USD ($)	May 09, 2022 shares	Sep. 30, 2022 USD ($) NUMBER $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares				$ 0.001		$ 0.001
Aggregate number of shares of common stock to be subscribe				9,100,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period for warrants exercised, shares				800,000
Warrant [Member] | United Warrant Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period for warrants exercised, shares	2,722,536
Warrant [Member] | Lock Up Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares to be acquired six months after closing date of agreement with respect to first warrant				680,634
Number of shares to be acquired nine months after closing date of agreement with respect to warrant				1,361,268
Number of shares to be acquired twelve months after closing date of agreement with respect to second warrant				680,634
Subsequent Event [Member] | Brazils National Development Bank [Member]
Subsequent Event [Line Items]
Total financing amount | $					$ 92,500,000
Subsequent Event [Member] | Warrant [Member] | Lock Up Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares to be acquired six months after closing date of agreement with respect to first warrant				680,634
Number of shares to be acquired nine months after closing date of agreement with respect to warrant				1,361,268
Number of shares to be acquired twelve months after closing date of agreement with respect to second warrant				680,634
EAH [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquisition equity interest issued number of shares			220,000,000
Embraer Aircraft Holding Inc [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Subsequent Event [Line Items]
Debt instrument face value | $		$ 81,000,000
Interest rate		4.89%
Debt Instrument, Maturity Date		Aug. 01, 2023
United Airlines Ventures Ltd [Member] | United Subscription Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Aggregate number of shares of common stock to be subscribe				2,039,353
Aggregate purchase price of stock | $				$ 15,000,000
United Airlines Ventures Ltd [Member] | Warrant [Member] | Conditional Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares				$ 0.01
Number of electrical vertical take-off and landing | NUMBER				400
United Airlines Ventures Ltd [Member] | Warrant [Member] | Binding Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares				$ 0.01
Number of electrical vertical take-off and landing | NUMBER				200
Common Stock issuable shares				2,722,536
United Airlines Ventures Ltd [Member] | Subsequent Event [Member] | United Subscription Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares				$ 0.001
Aggregate number of shares of common stock to be subscribe				2,039,353
Aggregate purchase price of stock | $				$ 15,000,000
United Airlines Ventures Ltd [Member] | Subsequent Event [Member] | Warrant [Member] | United Warrant Agreement [Member]
Subsequent Event [Line Items]
Warrants and Rights Outstanding, Term				5 years
United Airlines Ventures Ltd [Member] | Subsequent Event [Member] | Warrant [Member] | Conditional Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares				$ 0.01
Number of electrical vertical take-off and landing | NUMBER				400
Stock issued for warrants exercisable				2,722,536
United Airlines Ventures Ltd [Member] | Subsequent Event [Member] | Warrant [Member] | Binding Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares				$ 0.01
Number of electrical vertical take-off and landing | NUMBER				200
Common Stock issuable shares				2,722,536